INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 11. INTANGIBLE ASSETS, NET

The intangible assets consisted of the following:

	As of September 30, 2013	As of September 30, 2012
	US$(’000)	US$(’000)
Land-use rights	$690	$670
Less: accumulated amortization	(58)	(37)
Intangible assets, net	$632	$633

Amortization expenses for the years ended September 30, 2013, 2012 and 2011 were US $19,703, US $37,000, US$17,000 respectively. Estimated amortization expense relating to the existing intangible assets for the aggregated and each of the next five years and thereafter are as follows:

For the years ended	US$ (‘000)
September 30, 2014	$19
September 30, 2015	19
September 30, 2016	19
September 30, 2017	19
September 30, 2018	19
Thereafter	537
Total	$632